COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Purchase orders and contracts
COMMITMENTS AND CONTINGENCIES
Capital commitments	$ 3.7	$ 2.0
Period for completing capital commitments	12 months
Severance payments
COMMITMENTS AND CONTINGENCIES
Financial effect	$ 7.4	$ 3.7